Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Summary of Earnings Per Share

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$	June 30, 2021 A$
Loss after income tax attributable to the owners of Immutep Limited	(39,896,348)	(32,210,826)	(29,902,624)

	Number	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share (EPS)	892,399,810	848,968,068	594,927,440

Weighted average number of ordinary shares used in calculating diluted earnings per share (EPS)	892,399,810	848,968,068	594,927,440

	Cents	Cents	Cents
Basic earnings per share	(4.47)	(3.79)	(5.03)
Diluted earnings per share	(4.47)	(3.79)	(5.03)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the convertible notes, performance rights, listed options and unlisted options that were not included in the calculation of weighted average number of ordinary shares because they are anti-dilutive for the periods presented.

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$	June 30, 2021 A$
Unlisted options	847,600	847,600	847,600
Convertible notes	6,646,432	12,206,768	23,806,883
Non-executive director performance rights	1,937,065	1,339,621	3,100,000
Performance rights	12,130,033	16,769,906	7,563,502
US warrants*	—	2,065,070	2,065,070

*	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up.